INCOME TAXES (Israel and International Components of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Domestic	$ 7,238	$ 4,482	$ 5,767
Foreign (mainly US)	1,351	(167)	3,284
Income tax expenses	8,589	4,315	9,051
Current and deferred:
Current	9,620	3,340	10,793
Deferred	1,031	975	(1,742)
Income tax expenses	$ 8,589	$ 4,315	$ 9,051